Right of use assets and lease liabilities - Lease liabilities split (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [Line items]
Non-current lease liabilities	€ 2,586	€ 2,737
Current lease liabilities	719	582
Total	3,530	3,591
Consolidated Entity [Member]
Lease liabilities [Line items]
Non-current lease liabilities	2,586	2,737
Current lease liabilities	719	582
Total	€ 3,305	€ 3,319	€ 3,317